Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Stock Options
Effective March 4, 2013, we adopted the ProPetro Stock Option Plan pursuant to which our Board of Directors may grant stock options or other stock-based awards to key employees, consultants, and directors. The Plan, as amended, is authorized to grant up to 4,645,884 shares of common stock to be issued upon exercise of the options. The Company’s share price used to estimate the fair value of the option at the grant date was based on a combination of income and market approaches, which are highly complex and sensitive. The income approach involves the use of a discounted cash flow method, with cash flow projections discounted at an appropriate discount rate. The market approach involves the use of comparable public companies market multiples in estimating the fair value of the Company’s stock. The expected term used to calculate the fair value of all options considers the vesting date and the grant’s expiration date. The expected volatility was estimated by considering comparable public companies, and the risk free rate is based on the U.S treasury yield curve as of the grant date. The dividend assumption is based on historical experience. After becoming a public company, the market price was used to determine the market value of our common stock. Prior to 2015, we had granted a total of 3,499,228 options with an exercise price of $3.96 per option, and all options expire 10 years from the date of grant.
On June 14, 2013, we granted 2,799,408 stock option awards to certain key employees and directors that shall vest and become exercisable based upon the achievement of a service requirement. The options vest in 25% increments for each year of continuous service and an option becomes fully vested upon the optionee’s completion of the fourth year of service. The contractual term for the options awarded is 10 years. For the nine months ended September 30, 2017 and 2016, we recognized $0.7 million and $0.9 million, respectively, in compensation expense related to these stock options. The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option-pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	45%
Expected dividends	$—
Expected term (in years)	6.25
Risk free rate	1.35%

On December 1, 2013, we granted 699,820 stock option awards to certain key employees which were scheduled to vest in four substantially equal annual installments, subject to service and performance requirements and acceleration upon a change in control. As of September 30, 2016, the performance requirement was not considered to be probable of achievement for any of the outstanding option awards and 114,456 options were forfeited during the year ended December 31, 2016. Accordingly, we have not recognized any compensation expense related to these stock options as of September 30, 2016. Effective March 16, 2017, we terminated the options in connection with the IPO and approved a cash bonus totaling $5.1 million to the holders of the options.
The contractual term for the options awarded is 10 years. The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option-pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	45%
Expected dividends	$—
Expected term (in years)	6.25
Risk free rate	1.83%

On July 19, 2016, we granted 1,274,549 stock option awards to certain key employees and directors which are scheduled to vest in five substantially equal semi-annual installments commencing in December 2016, subject to a continuing services requirement. The contractual term for the options awarded is 10 years. For the nine months ended September 30, 2017, we recognized the remaining $1.8 million in stock compensation expense related to these stock options, as the Company fully accelerated vesting of the options in connection with the IPO, and for the nine months ended September 30, 2016, we recognized $0.2 million in stock compensation expense related to these stock options.
The fair value of each option award granted is estimated on the date of grant using the Black- Scholes option-pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	55%
Expected dividends	$—
Expected term (in years)	5.8
Risk free rate	1.22%

In March 2017, our shareholders approved the ProPetro 2017 Incentive Award Plan ("IAP") pursuant to which our Board of Directors may grant stock options, restricted stock units ("RSUs"), performance stock units ("PSUs"), or other stock-based awards to key employees, consultants, directors and employees. The IAP authorizes up to 5,800,000 shares of common stock to be issued under awards granted pursuant to the plan. On March 16, 2017, we granted 793,738 stock option awards to certain key employees and directors pursuant to the IAP which are scheduled to vest in four substantially equal annual installments, subject to a continuing service requirement. The contractual term for the options awarded is 10 years. For the nine months ended September 30, 2017 and 2016, we recognized $0.4 million and $0, in stock compensation expense related to these stock option awards.
The fair value of each stock option award granted is estimated on the date of grant using the Black- Scholes option-pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	18%
Expected dividends	$—
Expected term (in years)	6.25
Risk free rate	2.23%

A summary of the stock option activity for the nine months ended September 30, 2017 and the year ended December 31, 2016, is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2016	3,485,791	$3.96	$1.77
Granted	1,274,549	$2.25	$1.77
Exercised	—	$—	$—
Forfeited	(114,456)	$3.96	$1.77
Expired	—	$—	$—
Canceled	—	$—	$—
Outstanding at December 31, 2016	4,645,884	$3.49	$1.77
Exercisable at December 31, 2016	2,354,466	$3.77	$1.77

Outstanding at January 1, 2017	4,645,884	$3.49	$1.77
Granted	793,738	$14.00	$3.35
Exercised	(226,194)	$3.96	$1.77
Forfeited	(5,148)	$14.00	$3.35
Expired	—	$—	$—
Canceled	(571,927)	$3.96	$1.77
Outstanding at September 30, 2017	4,636,353	$5.20	$2.04
Exercisable at September 30, 2017	3,847,763	$3.39	$1.77

Restricted Stock Units (Non-Vested Stock) and Performance Stock Units
On September 30, 2013, our Board of Directors authorized and granted 372,335 restricted stock units (RSUs) to a key executive. Each RSU represents the right to receive one share of common stock of the Company at par value $0.001 per share. Under the terms of the award, the shares of common stock subject to the RSUs were to be paid to the grantee upon change in control, regardless of whether the grantee was affiliated with the Company on the settlement date. The fair value of the RSUs is measured as the price of the Company’s shares on the grant date, which was estimated to be $3.89. The share price used to estimate the fair value of the RSU at the grant date was based on a combination of income and market approaches, which are highly complex and sensitive. The income approach involves the use of a discounted cash flow method, with the cash flow projections discounted at an appropriate discount rate. The market approach involves the use of comparable public companies market multiples in estimating the fair value of the Company’s stock. Effective March 22, 2017, the Board of Directors canceled these RSUs and issued 372,335 new RSUs to the grantee. These issued RSUs are effectively identical to the RSUs granted in 2013, provided, however, that the RSUs will now be payable in full on March 22, 2018. The fair value of the RSUs issued on March 22, 2017, was based on the Company's stock market price at the grant date. In connection with the IPO, we fully recognized the stock compensation expense related to the re-issued RSUs.
On June 5, 2017, our Board of Directors granted 319,250 RSUs to employees, directors and executives pursuant to the IAP. Each RSU represents the right to receive one share of common stock. The fair value of the RSUs is based on the closing share price of our common stock on the date of grant. During the nine months ended September 30, 2017 and 2016, the recorded stock compensation expense for all RSUs was $5.8 million and $0, respectively.
The following table summarizes RSUs activity during the nine months ended September 30, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2017	372,335	$3.89
Granted	691,585	$13.65
Vested	—	$—
Exercised	—	$—
Forfeited	(1,170)	$13.65
Expired	—	$—
Canceled	(372,335)	$3.89
Outstanding at September 30, 2017	690,415	$13.65

Effective June 5, 2017, our Board of Directors authorized and granted performance stock unit awards to certain key employees under the IAP. The actual number of shares that may be issued under the performance stock unit awards ranges from zero up to a maximum of twice the target number of performance stock unit awards granted to the participant, based on our total shareholder return relative to a designated peer group from the date of our IPO through December 31, 2019. Compensation expense is recorded ratably over the corresponding requisite service period. The fair value of performance stock unit awards is determined using a Monte Carlo probability model. Grant recipients do not have any shareholder rights until performance relative to the peer group has been determined following the completion of the performance period and shares have been issued. During the nine months ended September 30, 2017 and 2016 the recorded stock compensation expense for the performance stock units was $0.2 million and $0, respectively.
The following table summarizes information about the performance stock units that were outstanding at September 30, 2017:

Period Granted	Target Shares Outstanding at Beginning of Period	Target Shares Granted	Target Shares Vested	Target Shares Forfeited	Target Shares Outstanding at End of Period	Weighted Average Grant Date Fair Value per Share
2017	—	169,635	—	—	169,635	$10.73

Total	—	169,635	—	—	169,635

The total stock compensation expense for the nine months ended September 30, 2017 and 2016 for all stock awards was $8.7 million and $1.1 million, respectively. The total unrecognized compensation expense as of September 30, 2017 is approximately $7.5 million, and is expected to be recognized over a weighted-average period of approximately 2.9 years.

STOCK‑BASED COMPENSATION
Stock Options — Effective March 4, 2013, the Company adopted the Stock Option Plan of Holding (the “Plan”) pursuant to which the Company’s Board of Directors may grant stock options or other stock‑based awards to key employees, consultants, and directors. The Plan, as amended, is authorized to grant up to 4,645,884 shares of common stock to be issued upon exercise of the options. The Company’s share price used to estimate the fair value of the option at the grant date was based on a combination of income and market approaches, which are highly complex and sensitive. The income approach involves the use of a discounted cash flow method, with the cash flow projections discounted at an appropriate discount rate. The market approach involves the use of comparable public companies market multiples in estimating the fair value of the Company’s stock. The expected term used to calculate the fair value of all options considers the vesting date and the grant’s expiration date. The expected volatility was estimated by considering comparable public companies, and the risk free rate is based on the U.S. treasury yield curve as of the grant date. The dividend assumption is based on historical experience. The fair value and estimates will no longer be necessary if the Company goes public because it will rely on the market price to determine the market value of its common stock. Prior to 2015, the Company had granted a total of 3,499,228 options with an exercise price of $3.96 per option, and all options expire 10 years from the date of grant.
On June 14, 2013, the Company granted 2,799,408 stock option awards to certain key employees and directors that shall vest and become exercisable based upon the achievement of a service requirement. The options vest in 25% increments for each year of continuous service and an option becomes fully vested upon the optionee’s completion of the fourth year of service. The contractual term for the options awarded is 10 years. For the years ended December 31, 2016 and 2015, the Company recognized $1.2 million in compensation expense related to these stock options.
The fair value of each option award granted is estimated on the date of grant using the Black‑Scholes option‑pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	45%
Expected dividends	$—
Expected term (in years)	6.25
Risk free rate	1.35

On December 1, 2013, the Company granted 699,820 stock option awards to certain key employees that shall vest and become exercisable based upon the achievement of both a service and a performance requirement. The options vest in 25% increments for each year of continuous service and an option becomes fully vested upon a change in control. As of December 31, 2016, the performance requirement was not considered to be probable of achievement for any of the outstanding option awards and 114,456 options were forfeited during the year ended December 31, 2016. Accordingly, the Company has not recognized any compensation expense related to these stock options. The contractual term for the options awarded is 10 years.
The fair value of each option award granted is estimated on the date of grant using the Black‑Scholes option‑pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	45%
Expected dividends	$—
Expected term (in years)	6.25
Risk free rate	1.83%

On July 19, 2016, the Company’s Board of Directors authorized and granted 1,274,549 stock option awards to certain key employees and directors that shall vest and become exercisable based upon the achievement of a service requirement. The options vest in 20% increments for each six months of continuous service with December 2016 being the first vesting period and the options become fully vested as of December 31, 2018. The contractual term for the options awarded is 10 years. For the year ended December 31, 2016, the Company recognized $0.4 million in compensation expense related to these stock options.
The fair value of each option award granted is estimated on the date of grant using the Black‑Scholes option‑pricing model. The fair value of the options was estimated at the date of grant using the following assumptions:

Expected volatility	55%
Expected dividends	$—
Expected term (in years)	5.8
Risk free rate	1.22%

The total stock compensation expense for the years ended December 31, 2016 and 2015 for all stock options was $1.6 million and $1.2 million, respectively. The tax benefit related to the stock compensation expense recorded for the years ended December 31, 2016 and 2015 was $0.6 million and $0.4 million, respectively. The total unrecognized compensation expense as of December 31, 2016 is $2.4 million, and is expected to be recognized over a weighted‑average period of approximately 1.6 years.
The outstanding options at January 1, 2015 were 3,485,791 as 13,437 options were forfeited in 2014. As of December 31, 2016, none of the options are fully vested. A summary of the stock option activity for the years ended December 31, 2016 and 2015 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant‑Date Fair Value
Outstanding at January 1, 2015	3,485,791	$3.96	$1.77
Granted	—	$—	$—
Exercised	—	$—	$—
Forfeited	—	$—	$—
Expired	—	$—	$—
Outstanding at December 31, 2015	3,485,791	$3.96	$1.77
Exercisable at December 31, 2015	1,399,704	$3.96	$1.77
Outstanding at January 1, 2016	3,485,791	$3.96	$1.77
Granted	1,274,549	$2.25	$1.77
Exercised	—	$—	$—
Forfeited	(114,456)	$3.96	$1.77
Expired	—	$—	$—
Outstanding at December 31, 2016	4,645,884	$3.49	$1.77
Exercisable at December 31, 2016	2,354,466	$3.77	$1.77

Restricted Stock Units — On September 30, 2013, the Company’s Board of Directors authorized and granted 372,335 Restricted Stock Units (RSUs) to a key executive. Each RSU represents the right to receive one share of common stock of the Company at par value $0.001 per share. The shares of common stock subject to the RSUs shall be paid to the grantee upon change in control, whether or not grantee is an employee, consultant, or director of the Company on such date. If the grantee ceases to be an employee, consultant, or director of the Company prior to the settlement date, he shall not forfeit any rights with respect to the RSUs and shall be entitled to receive payment on the settlement date. The fair value of the RSUs is measured as the price of the Company’s shares on the grant date, which was estimated to be $3.89. The Company’s share price used to estimate the fair value of the RSU at the grant date was based on a combination of income and market approaches, which are highly complex and sensitive. The income approach involves the use of a discounted cash flow method, with the cash flow projections discounted at an appropriate discount rate. The market approach involves the use of comparable public companies market multiples in estimating the fair value of the Company’s stock. As of December 31, 2016, the RSUs were not vested as the performance requirement was not considered to be probable of achievement. Accordingly, the Company has not recognized any compensation expense related to these RSUs. There have been no additional RSUs granted, vested or forfeited since September 30, 2013.